Shareholders’ Deficit (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2022	Oct. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Jun. 04, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized					4,000,000			4,000,000	4,000,000	4,000,000
Preferred stock, par value					$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued					0			0	0	0
Preferred stock, shares outstanding					0			0	0	0
Common stock, par value					$ 18.00				$ 18.00
Number of shares issued								$ 103,985,045
Proceeds from of common stock gross								25,000
Proceeds from issuance of units (net of offering costs)								$ 111,575,715
Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								15,000,000	15,000,000	15,000,000
Preferred stock, par value								$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued								0	0	0
Preferred stock, shares outstanding								0	0	0
Common stock, shares authorized								300,000,000		300,000,000
Common stock, par value								$ 0.0000001		$ 0.0000001
Common stock outstanding									78,353,333
Preferred share redemption									$ (225,000)
Share price per								$ 0.75		$ 0.75
Number of warrants or rights outstanding											1,666,667
Class of warrant or right, exercise price of warrants or rights											$ 0.30
Warrants earned value											$ 184,000
Warrants term											3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									9,178,000	36,945,357
Weighted average exercised									10 years	10 years
Number of Shares, Exercised										1,000,000
Number of options, exercise price									$ 0.75	$ 0.30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares										17,495,357
Sharebased compensation arrangement by sharebased payment award options grant date of shares										1,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value									$ 522,000	$ 20,048,000
Stock based compensation					$ 1,407,044	$ 1,151,092			6,492,653	$ 12,690,373
Unrecognized stock based compensation					$ 8,091,000				$ 8,115,000
Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation													25,000,000
Reserved for common stock future issuance													75,000,000
Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation												5,000,000
Jet Token, Inc. [Member] | Executive Chairman [Member]
Class of Stock [Line Items]
Stock issued shares, share exchange										6,646,667
Jet Token, Inc. [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of Shares, Exercised									1,000,000
Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									50,000,000
Preferred stock, par value									$ 0.0000001
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred share redemption shares		300,000							(300,000)
Preferred share redemption		$ 225,000							$ (9,000)
Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized									500,000,000
Common stock, par value									$ 0.0000001
Preferred share redemption
Stock issued shares, share exchange										(6,646,667)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									8,178,000
Weighted average exercised									10 years
Number of options, exercise price									$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									1,678,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 4,439,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					400,000,000			400,000,000	400,000,000	400,000,000
Common stock, par value					$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock other shares outstanding					1,301,952			11,615,000	1,301,952	11,615,000
Temporary equity, shares outstanding					1,186,952			11,500,000	1,186,952	11,500,000
Common stock, shares, issued					115,000			115,000	115,000	115,000
Common stock outstanding					115,000			115,000	115,000	115,000
Number of Shares, Exercised	10,313,048
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares (net of offering costs), shares								11,615,000
Number of shares issued								$ 1,161
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					40,000,000			40,000,000	40,000,000	40,000,000
Common stock, par value					$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued					2,875,000			2,875,000	2,875,000	2,875,000
Common stock outstanding					2,875,000			2,875,000	2,875,000	2,875,000
Issued and outstanding shares of public offering percentage					20.00%				20.00%
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000,000	10,000,000	10,000,000
Preferred stock, par value								$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued					683,333			983,333	683,333	983,333
Preferred stock, shares outstanding					683,333			983,333	683,333	983,333
Common stock, shares authorized									300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								25,000,000	25,000,000	25,000,000
Preferred stock, shares issued								18,813,002	18,813,002	18,813,002
Preferred stock, shares outstanding								18,813,002	18,813,002	18,813,002
Series CF Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Undesignated preferred stock									15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized								200,000,000	200,000,000	200,000,000
Common stock, par value								$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock other shares outstanding								1,494,462		1,494,462
Common stock, shares, issued					48,221,393			42,169,330	46,089,886	42,169,330
Common stock outstanding					48,221,393			42,169,330	46,089,886	42,169,330
Preferred share redemption
Issuance of Class A ordinary shares (net of offering costs), shares			29,173,333	33,333,333						2,625,446	31,402,755
Share price per			$ 0.75	$ 0.30			$ 0.75
Proceeds from of common stock gross				$ 9,420,827	$ 1,598,630		$ 1,969,085		2,901,106	$ 448,339
Escrow deposit			$ 96,600		$ 25,479		$ 96,600		$ 15,544		$ 522,966
Shares issued									61,894
Proceeds from issuance of units (net of offering costs)									$ 18,598
Shares issued escrow funds					2,131,507				3,858,662
Stock issued shares, share exchange										6,646,667
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation								50,000,000	25,000,000	50,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation												15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares issued			$ 21,880,000	$ 10,000,000